MMCA 2021--INV2
Exception Level
Run Date -  XX/XX/XXXX
Recovco ID	INV2 Dummy ID	Loan # 1	Loan # 2	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Seller Comments	Reviewer Comments	Exception Remediation	Exception Grade - Fitch		Exception Grade - S&P		Exception Grade - Moody's		Exception Grade - KBRA		Exception Grade - DBRS
															Initial	Final	Initial	Final	Initial	Final	Initial	Final	Initial	Final
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final loan application is not executed.	Documentation received			D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-SQBKTREO	Condo / PUD rider Missing	* Condo / PUD rider Missing (Lvl R)	The appraisal confirms the property is located in a PUD and the PUD Rider is mssing from the loan file.	Documentation received			D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	The following referenced Riders are missing: PUD Rider and 1-4 Family Rider.	Documentation received			D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	The Note is missing. The defect can be resolved by providing the executed missing document.	Documentation received			D	A	D	A	D	A	D	A	D	A
W311VL4RTXA	MELLO_INV2_1375	XXXXXXXX	XXXXXXXX	Compliance		Active	2	W311VL4RTXA-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
															C	B	C	B	C	B	C	B	C	B
VIGWFQ1TGSV	MELLO_INV2_1374	XXXXXXXX	XXXXXXXX	Valuation		Active	3	VIGWFQ1TGSV-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	Missing Third Party Valuation product to support the appraisal within 10% variance.				D	A	D	A	D	A	D	A	D	A
45A40S2KKEK	MELLO_INV2_1370	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	45A40S2KKEK-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
the final 1003 does not include a complete REO schedule. That schedule of the final 1003 must include; the following REO properties: XXX; XXX, XXX XXX, XXX, XXX; Primary Residence XXX, XXX, FL XXX (along with any other addresses associated with multi family property. This required information must be uploaded to this file document.
															D	A	D	A	D	A	D	A	D	A
ZJR3FLVZZJ1	MELLO_INV2_1387	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	ZJR3FLVZZJ1-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Missing VVOE dated within 10 days of Note date for both borrowers.				D	A	D	A	D	A	D	A	D	A
SRMYS252IFS	MELLO_INV2_1360	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	SRMYS252IFS-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The file is missing the final executed loan application.				D	A	D	A	D	A	D	A	D	A
0VUBZRYGFWV	MELLO_INV2_1388	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	0VUBZRYGFWV-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The AUs required $28,647.91 to close, the loan file did not contain assets documents to support the requirement.				D	A	D	A	D	A	D	A	D	A
ZJR3FLVZZJ1	MELLO_INV2_1387	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	ZJR3FLVZZJ1-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	Missing third party valuation product to support the appraisal value within 10% tolerance.	08/04/2021 Recevied Clear Capital Desk Reivew with 0 Variance	08/04/2021 Exception Resolved		D	A	D	A	D	A	D	A	D	A
PER5NZXTWK1	MELLO_INV2_1378	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PER5NZXTWK1-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
															D	A	D	A	D	A	D	A	D	A
EFLOYDP0PPT	MELLO_INV2_1380	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	EFLOYDP0PPT-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the PIW value within 10% tolerance.	XX/XX/XXXX Received Clear Capital AVM to support the PIW value.	XX/XX/XXXX Exception Resolved	0XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	0	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	WSL4ZS5BHOK-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the PIW value within 10% tolerance.	XX/XX/XXXX Received Clear Capital AVM to support the PIW value.	XX/XX/XXXX Exception Resolved	0XX/XX/XXXX Exception Resovled	D	B	D	B	D	B	D	B	D	B
BO2APYWIW02	MELLO_INV2_1381	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	BO2APYWIW02-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the PIW value within 10% tolerance.	XX/XX/XXXX Received Clear Capital AVM to support the PIW value.	XX/XX/XXXX Exception Resolved	0XX/XX/XXXX Exception Resovled	D	B	D	B	D	B	D	B	D	B
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	XRSNWNJ52PE-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	LI2EB1SA5NR-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
DO3EKZN5EQU	MELLO_INV2_1376	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	DO3EKZN5EQU-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
4KSOKAVKY2K	MELLO_INV2_1368	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	4KSOKAVKY2K-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	MQ5WSKWEOJX-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
YODO00BJEZ2	MELLO_INV2_1371	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	YODO00BJEZ2-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
0VUBZRYGFWV	MELLO_INV2_1388	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	0VUBZRYGFWV-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
TXTPBSZYIXT	MELLO_INV2_1386	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	TXTPBSZYIXT-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	04/29/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
MTONNSIN2LS	MELLO_INV2_1367	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	MTONNSIN2LS-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXXReceived Clear Capital Desk Review with 0 variance.	XX/XX/XXXX Exception Resolved	05/18/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
4KSOKAVKY2K	MELLO_INV2_1368	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	4KSOKAVKY2K-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	VVOEs for Borrower 1 and Borrower 2 within 10 days of closing were missing, the VVOEs in the file were dated XX/XX/XXXX (Pg 201, 203) for the subject XX/XX/XXXX closing (Pg 75).	XX/XX/XXXX CISCO VOE pulled	XX/XX/XXXX Cleared.	06/02/2021: Cleared.	C	A	C	A	C	A	C	A	C	A
UPT23L4QU0F	MELLO_INV2_1372	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	UPT23L4QU0F-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
												XX/XX/XXXXOn XX/XX/XXXX Hard Copy of Appraisal mailed to borrower	XX/XX/XXXX Cleared.	06/02/2021: Cleared.	C	A	C	A	C	A	C	A	C	A
PER5NZXTWK1	MELLO_INV2_1378	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PER5NZXTWK1-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The payoff for the subjects 1st mortgage on page 459, shows a deferred interest charge of $3,776.11, the clarification for this deferred interest is missing from the loan file.	XX/XX/XXXX LOE for Mortgage Interest DefermentExplanation	XX/XX/XXXX Cleared.	06/02/2021: Cleared.	D	A	D	A	D	A	D	A	D	A
55RIRBSWL3S	MELLO_INV2_1366	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	55RIRBSWL3S-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The HOA questionaire is missing from the loan file. The property is part of the HOA and neither the HOA or a short version agency questionaire has been provided.	XX/XX/XXXX HOA Questionnaire Received	XX/XX/XXXX Cleared.	06/02/2021: Cleared.	D	A	D	A	D	A	D	A	D	A
W311VL4RTXA	MELLO_INV2_1375	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	W311VL4RTXA-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal value within 10% variance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	06/05/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
PER5NZXTWK1	MELLO_INV2_1378	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	PER5NZXTWK1-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	06/05/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
YODO00BJEZ2	MELLO_INV2_1371	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	YODO00BJEZ2-O5TDS0RP	Missing AUS	* Missing AUS (Lvl R)	The AUS in the file was dated XX/XX/XXXXursement date is XX/XX/XXXXAn earlier version was not found in loan file. (16 days)	Client provided AUS	XX/XX/XXXX Exception Resolved	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
YODO00BJEZ2	MELLO_INV2_1371	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	YODO00BJEZ2-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final, signed application is missing from the file.		XX/XX/XXXX Exception Resolved	XX/XX/XXXX: cleared	D	A	D	A	D	A	D	A	D	A
PV1J5QMRK0E	MELLO_INV2_1377	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	PV1J5QMRK0E-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	Missing third party valuation product to support the appraisal within 10%	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved		D	A	D	A	D	A	D	A	D	A
VZ32E5BYWPN	MELLO_INV2_1390	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	VZ32E5BYWPN-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing Third Party Valuation Product to support the appraisal within 10% variance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved	08/03/2021 Exception Resolved	D	A	D	A	D	A	D	A	D	A
45A40S2KKEK	MELLO_INV2_1370	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	45A40S2KKEK-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved		D	A	D	A	D	A	D	A	D	A
SLL554VDMXY	MELLO_INV2_1389	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	SLL554VDMXY-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl 3)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Recevied Clear Capital Desk Reivew with 0 Variance	XX/XX/XXXX Exception Resolved		D	A	D	A	D	A	D	A	D	A
PER5NZXTWK1	MELLO_INV2_1378	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PER5NZXTWK1-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The file does not include a VVOE for borrower 1 dated within 10 business days of the note date. This is a required document and must be uploaded to the file documents.		XX/XX/XXXX Exception Resolved	4/29/2021 - Exception satisfied	C	A	C	A	C	A	C	A	C	A
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	XRSNWNJ52PE-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Reinspection Fee on the XX/XX/XXXX1 disclosure was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $30 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.
												COCXX/XX/XXXX provided	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	C	A	C	A	C	A	C	A	C	A
SRMYS252IFS	MELLO_INV2_1360	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	SRMYS252IFS-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)
The AUS located on page 18, item 2V requires If rental income is being used to qualify, document the loan file in accordance with Chapter 5306 of the Freddie Mac Single-Family Seller/Servicer Guide which requires a lease or most recent years tax returns. The file did not include tax returns or leases to confirm the monthly rental amount. Including the full payment for the additional rental properties increases the DTI to 45.8% from 22% per the AUS.
													XX/XX/XXXX Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
45A40S2KKEK	MELLO_INV2_1370	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	45A40S2KKEK-LLLRJ8YZ	Occupying borrower ratios do not meet guidelines	* Occupying borrower ratios do not meet guidelines (Lvl R)
The file contains no documents indicating whether or not the REO at XXX, XXX, NJ XXX is still owned or if it was sold. If still owned, provide VOM for any unreported mortgage debt along with taxes, insurance and as applicable, HOA fees. If this property was sold, provide a Closing Disclosure/Settlement Statement clearly identifying this property as sold and any associated debt paid-off. These required documents must be uploaded to the file.
													XX/XX/XXXX: Cleared Received proof borrower no longer owns 76 Norman Place.	XX/XX/XXXX: Cleared Received proof borrower no longer owns 76 Norman Place.	C	A	C	A	C	A	C	A	C	A
SRMYS252IFS	MELLO_INV2_1360	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	SRMYS252IFS-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The loan was approved using rent for the borrowers additional rental properties to offset the payments. The file did not include tax returns or leases to confirm the monthly rental amount. Including the full payment for the additional rental properties increases the DTI to 45.8% from 22% per the AUS.

XX/XX/XXXX: Not cleared. 2019 tax returns were provided to support the rental income for the subject and two additional rental properties. Audit DTI using the rental income from the 2019 tax returns for all three properties is 39.2% as the co-borrower's audit calculated income is $8,477.73. The 1008 in the file (p.12) reflects a DTI of 37.288% which is within the 3% tolerance; however, the LP Accept (p.14) reflects a DTI of 22%, which does not match the 1008 in the file and exceeds the 3% tolerance. Provide LP Accept with correct DTI.
XX/XX/XXXX: Cleared.

XX/XX/XXXX: Not cleared. 2019 tax returns were provided to support the rental income for the subject and two additional rental properties. Audit DTI using the rental income from the 2019 tax returns for all three properties is 39.2% as the co-borrower's audit calculated income is $8,477.73. The 1008 in the file (p.12) reflects a DTI of 37.288% which is within the 3% tolerance; however, the LP Accept (p.14) reflects a DTI of 22%, which does not match the 1008 in the file and exceeds the 3% tolerance. Provide LP Accept with correct DTI.
XX/XX/XXXX: Cleared.
															C	A	C	A	C	A	C	A	C	A
SRMYS252IFS	MELLO_INV2_1360	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	SRMYS252IFS-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
The loan was approved using rent for the borrowers additional rental properties to offset the payments. The file did not include tax returns or leases to confirm the monthly rental amount. Including the full payment for the additional rental properties increases the DTI to 45.8% from 22% per the AUS.

XX/XX/XXXX: Not cleared. 2019 tax returns were provided to support the rental income for the subject and two additional rental properties. Audit DTI using the rental income from the 2019 tax returns for all three properties is 39.2% as the co-borrower's audit calculated income is $8,477.73. The 1008 in the file (p.12) reflects a DTI of 37.288% which is within the 3% tolerance; however, the LP Accept (p.14) reflects a DTI of 22%, which does not match the 1008 in the file and exceeds the 3% tolerance. Provide LP Accept with correct DTI.
6/16/2021: Cleared. Received update LP with DTI of 36%.

XX/XX/XXXX: Not cleared. 2019 tax returns were provided to support the rental income for the subject and two additional rental properties. Audit DTI using the rental income from the 2019 tax returns for all three properties is 39.2% as the co-borrower's audit calculated income is $8,477.73. The 1008 in the file (p.12) reflects a DTI of 37.288% which is within the 3% tolerance; however, the LP Accept (p.14) reflects a DTI of 22%, which does not match the 1008 in the file and exceeds the 3% tolerance. Provide LP Accept with correct DTI.
6/16/2021: Cleared. Received update LP with DTI of 36%.
															C	A	C	A	C	A	C	A	C	A
2VVK4PR5ZRU	MELLO_INV2_1364	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	2VVK4PR5ZRU-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
The schedule of real estate and the credit shows a property and mortgage for the property located on Abby, this home was purchase 10/2018 per the Drive Report. The loan file contains a lease for $XXX per month for this property but is missing the previous years tax returns to verifying the rental income as required by FNMA Guidelines B3-2.0-08. The loan exceeds DTI at 56.6% with this full payment and the rental income is needed to offset the payment and maintain the DTI of 49.14% per the AUS DU in file.

XX/XX/XXXX: Not cleared. Provided the 1003 and DU Findings dated XX/XX/XXXX showing rental income used for XXX Per the condition, provide 2019 tax returns to verifying the rental income as required by FNMA Guidelines B3-2.0-08 as the property was purchased in 2018.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not cleared. Provided the 1003 and DU Findings dated XX/XX/XXXX showing rental income used for Abby Loop. Per the condition, provide 2019 tax returns to verifying the rental income as required by FNMA Guidelines B3-2.0-08 as the property was purchased in 2018.
XX/XX/XXXX: Cleared
															C	A	C	A	C	A	C	A	C	A
MTONNSIN2LS	MELLO_INV2_1367	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	MTONNSIN2LS-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Not cleared. The documentation provided reflects the appraisal was delivered XX/XX/XXXX which is less than three days prior to the Note date of XX/XX/XXXX. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not cleared. The documentation provided reflects the appraisal was delivered XX/XX/XXXX which is less than three days prior to the Note date of XX/XX/XXXX. XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
MTONNSIN2LS	MELLO_INV2_1367	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MTONNSIN2LS-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
The borrowers own 4 additional rental properties and a primary residence, however, homeowners insurance was not provided to properly document the full PITIA payment. The mortgage statements were provided for the properties, which confirmed the payment did not include escrows.
XX/XX/XXXX: Not cleared. Provided HOI for the subject, Bing and Bickner. Still missing the HOI and HOA (if applicable) for XXX,XXX and San XXX that are all owned free and clear.. XX/XX/XXXX: Cleared.
XX/XX/XXXX: Not cleared. Provided HOI for the subject, Bing and Bickner. Still missing the HOI and HOA (if applicable) for 2nd Street, Easy Street #A &#B and San Domar Drive that are all owned free and clear..
XX/XX/XXXX: Cleared.
															C	A	C	A	C	A	C	A	C	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
Documentation received
XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Resolved. Lender provided Appraisal order log reflecting borrower received the appraisal on XX/XX/XXXX; loan closed XX/XX/XXXX.

XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX: Resolved. Lender provided Appraisal order log reflecting borrower received the appraisal on XX/XX/XXXX; loan closed XX/XX/XXXX.
															D	A	D	A	D	A	D	A	D	A
45A40S2KKEK	MELLO_INV2_1370	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	45A40S2KKEK-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL. If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.
												SPL provided	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
GYLUDDOXLUR	MELLO_INV2_1353	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	GYLUDDOXLUR-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
Client provided Appraisal log showing borrower recieved appraisal on XX/XX/XXXX electronically
5/7/21: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer, it is an email without a date.
XX/XX/XXXX: Not cleared. The Key Dates received does not clarify what date the appraisal was sent to the client. The definitions to not reflect appraisal sent only "Documents have ben sent" without any specifics.
07/02/2021 Exception Satisfied; Client provided Appraisal log showing borrower received the appraisal via email on 03/13/2021

5/7/21: Not cleared. The document provided does not show the date the appraisal report was provided to the consumer, it is an email without a date.
XX/XX/XXXX: Not cleared. The Key Dates received does not clarify what date the appraisal was sent to the client. The definitions to not reflect appraisal sent only "Documents have ben sent" without any specifics.
07/02/2021 Exception Satisfied; Client provided Appraisal log showing borrower received the appraisal via email on 03/13/2021
															C	A	C	A	C	A	C	A	C	A
PV1J5QMRK0E	MELLO_INV2_1377	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PV1J5QMRK0E-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
Missing evidence that the appraisal report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
PV1J5QMRK0E	MELLO_INV2_1377	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PV1J5QMRK0E-L53T549Z	Documentation to support DU Data Missing	* Submission to DU data is not supported (Lvl R)
DTI ratio for this review is 45.879% compared to LPA submission 6. The AUS must be rerun based on information in the file used for this review. This is required documentation and the updated AUS must be uploaded to the file documents.
												Submitted revised 1008/LP/1003 4/29	XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
PV1J5QMRK0E	MELLO_INV2_1377	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	PV1J5QMRK0E-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The AUS located on page 159 reflects the loan was approved with a DTI of 34%. The 1008 located on page 164 reflects a DTI of 40.849%. The origination underwriter did not include the full PITI payments of the rental properties as documented in the loan file. The loan application reflects total rent loss income of $XXX. Based on the documentation provided in the loan file, the actual rent loss is $XXX
													XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
0VUBZRYGFWV	MELLO_INV2_1388	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	0VUBZRYGFWV-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	Missing title policy - taxes taken from appraisal.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
NCV3V5MOQLK	MELLO_INV2_1363	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	NCV3V5MOQLK-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The AUS was ran with the subject property type as a Single Family Detached; however, the appraisal reflects the subject property is a PUD (Pg 374).		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
VZ32E5BYWPN	MELLO_INV2_1390	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	VZ32E5BYWPN-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Not Cleared The Key dates that were provided do not confirm the date that the appraisal was provided to the borrower. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared The Key dates that were provided do not confirm the date that the appraisal was provided to the borrower. XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
ZBC0CPWYSKH	MELLO_INV2_1385	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	ZBC0CPWYSKH-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

XX/XX/XXXX: Not Cleared. The key date document provided does not validate the date the appraisal was sent to the borrower to meet the requirement. XX/XX/XXXX Exception Resolved. Client provided 1004 Appraisal Confirmation showing borrower received appraisal on 03/12/2021

XX/XX/XXXX: Not Cleared. The key date document provided does not validate the date the appraisal was sent to the borrower to meet the requirement. XX/XX/XXXX Exception Resolved. Client provided 1004 Appraisal Confirmation showing borrower received appraisal on 03/12/2021
															C	A	C	A	C	A	C	A	C	A
4KSOKAVKY2K	MELLO_INV2_1368	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	4KSOKAVKY2K-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
W311VL4RTXA	MELLO_INV2_1375	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	W311VL4RTXA-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)
The AUS LP located on page 17 reflects the subject property is a detached residence. The appraisal located on page 111 reflects the subject property is a semi detached/end unit Townhome with an annual HOA fee of $XXX or $XXX monthly. Please provide an updated AUS reflecting the subject property as an attached Townhome.

XX/XX/XXXX I uploaded revised AUS with HOA fee added and updated property type. As stated in my conditions we cannot have LP state “Townhouse” that is not an option. The correct is SFR Attached. Please advise
													XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
W311VL4RTXA	MELLO_INV2_1375	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	W311VL4RTXA-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The AUS LP located on page 17 reflects the subject property is a detached residence. The appraisal located on page 111 reflects the subject property is a semi detached/end unit Townhome with an annual HOA fee of $XXX or $XXX monthly. The monthly HOA was not included in the PITIA payment. Provide updated AUS to include HOA payment and full PITIA payment of $XXX
													XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
DU submission 9 (page 102) requires minimum of $53,899 in reserves be documented with 2 monthly statements. The file includes no asset documentation. The minimum required assets/reserves must be documented with statements covering the 2 most recent months, which must be uploaded to the file documents.

XX/XX/XXXX: Not Cleared. One month bank statement was received that validates sufficient assets of $230,612; however the AUS required 2 months statements. The current statement received was dated XX/XX/XXXX1. Other statements in file are from September and August of 2020 and are too old to be considered acceptable.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not Cleared. One month bank statement was received that validates sufficient assets of $230,612; however the AUS required 2 months statements. The current statement received was dated 2 /26/2021. Other statements in file are from September and August of 2020 and are too old to be considered acceptable.
XX/XX/XXXX: Cleared
															D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-YYFHSE23	Application Not Signed by All Borrowers	* Application Not Signed by All Borrowers (Lvl R)	The final loan application is not executed.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The subject property is an investment and the 1-4 Family Rider is missing	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	53JZONZKFNO-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD. If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.
												Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	53JZONZKFNO-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The Security Instrument (Mortgage/Deed of Trust) is missing.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
TXTPBSZYIXT	MELLO_INV2_1386	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	TXTPBSZYIXT-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)
The file does not include mortgage statements for the following REO properties:XXX; XXX; XXX; XXX. These documents are required in order to accurately determine the PITI payment for the mortgage loans associated with each respective property and must be uploaded to the file documents.
													XX/XX/XXXX: Cleared. All new mortgage statements received; however DTI exceeds approval at 53%.	XX/XX/XXXX: Cleared. All new mortgage statements received; however DTI exceeds approval at 53%.	C	A	C	A	C	A	C	A	C	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
Form 1008 (page 64) includes UW remarks indicating the borrower is not liable for the outstanding mortgage loan on the primary residence (XXX,  XXX, WA XXX). The file contains no other documentation indicating this property is free and clear or that an open mortgage loan exists. The credit report reflects no open mortgage associated with the primary residence. UW remarks on the 1008 indicate the taxes $XXX and insurance $XXX for that property, but no documents in the file support these amounts. Documentation supporting the taxes and insurance for the primary residence are required. Provide a copy of the Final Settlement Statement from the pay-off/refinance of the prior mortgage loan secured by the borrower's primary residence (credit report [pg89] reflects XXX $XXX paid/closed XX/XX/XXXX; possibly the prior mortgage on the primary residence)
													XX/XX/XXXX: Cleared. The mortgage is in the name of XXX not the borrower, statement from XXX in condition file.	XX/XX/XXXX: Cleared. The mortgage is in the name of XXX not the borrower, statement from XXX in condition file.	D	A	D	A	D	A	D	A	D	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
Form 1008 includes UW comments on qualifying income but no documents in the file are present to support those conclusions.

DU submission 8 (page 60) requires the borrower's income to be documented using a pay stub and a W-2 from the prior year, or using a standard Verification of Employment (1005). The file includes 2019/2018 W2s located on pages 156, 148, 152. The income documents required by the AUS is not provided in the loan file. Copies of these documents must be uploaded to the file documents.
													XX/XX/XXXX: Not cleared. Item marked VOI is corrupt and will not open. Please resend item. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not cleared. Item marked VOI is corrupt and will not open. Please resend item. XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
TXTPBSZYIXT	MELLO_INV2_1386	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	TXTPBSZYIXT-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The file does not contain a copy of the current mortgage statement for the primary residence with itemized PITI payment and/or copies of the tax statement and hazard insurance declarations for that same property. These required documents must be uploaded to the file documents.

XX/XX/XXXX: Not Cleared. Looking for proof of PITI for the primary residence on Jasper.
XX/XX/XXXX: Not Cleared. Received the payoff on the subject. We are looking for the piti on the primary residence on Jasper. Copy of monthly statement validating the full piti or the statement, taxes and insurance for the Jasper property.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not Cleared. Looking for proof of PITI for the primary residence on Jasper.
XX/XX/XXXX: Not Cleared. Received the payoff on the subject. We are looking for the piti on the primary residence on Jasper. Copy of monthly statement validating the full piti or the statement, taxes and insurance for the Jasper property.
XX/XX/XXXX: Cleared
															D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The file does not contain copies of the borrowers 2020 W2s. These required documents must be uploaded to the file documents.		XX/XX/XXXX: Not cleared. No year end paystubs for 2020 for either borrower was received, nor 2020 W2's for both borrowers to validate 2020 income. XX/XX/XXXX Cleared	XX/XX/XXXX: Not cleared. No year end paystubs for 2020 for either borrower was received, nor 2020 W2's for both borrowers to validate 2020 income. XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final signed 1003 is not in the file. This required document must be uploaded to the file documents.		XX/XX/XXXX: Not Cleared. Nothing was received for the final application. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared. Nothing was received for the final application. XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)
The AUS located on page 103, item #20 requires to verify the net rental income or loss from any properties (that are not the subject property) with either the borrower's most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease agreement. The file did not include a copy of the leases or tax returns. The AUS reflects rental income to offset the borrowers 4 additional rental properties payments.

XX/XX/XXXX: Not Cleared. Nothing was received to validate rental income on any of the properties owned. All properties have been owned prior to 11/2019 and income for rentals should appear on tax returns. Income from the rental is needed to offset the DTI which exceeds the loan approval at 53% vs DU at 37.41% without any rental income.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not Cleared. Nothing was received to validate rental income on any of the properties owned. All properties have been owned prior to 11/2019 and income for rentals should appear on tax returns. Income from the rental is needed to offset the DTI which exceeds the loan approval at 53% vs DU at 37.41% without any rental income.
XX/XX/XXXX: Cleared
															C	A	C	A	C	A	C	A	C	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The DTI ratio based on this review is 56% and DU submission 9 is obsolete and must be rerun. The DTI ratio in that findings report is 37.41. The loan application reflects the borrower owns 4 additional rental properties. The AUS findings reflected rental income, offsetting the mortgage payments. The loan did not include tax returns to confirm the rent loss. Including the full payments of the rental properties increases the DTI to 56%.

XX/XX/XXXX: Not Cleared. Nothing was received to validate rental income on any of the properties owned. All properties have been owned prior to 11/2019 and income for rentals should appear on tax returns. Income from the rental is needed to offset the DTI which exceeds the loan approval at 53% vs DU at 37.41% without any rental income. DTI at review did decrease due to validation of refi of some of the mortgages to lower payments which have been received and recalculated.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not Cleared. Nothing was received to validate rental income on any of the properties owned. All properties have been owned prior to 11/2019 and income for rentals should appear on tax returns. Income from the rental is needed to offset the DTI which exceeds the loan approval at 53% vs DU at 37.41% without any rental income. DTI at review did decrease due to validation of refi of some of the mortgages to lower payments which have been received and recalculated.
XX/XX/XXXX: Cleared
															C	A	C	A	C	A	C	A	C	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
The DTI ratio based on this review is 56% and DU submission 9 is obsolete and must be rerun. The DTI ratio in that findings report is 37.41. No rental income, from the subject property or any other REO investment properties is being used to qualify; which is considered by DU. However, due to the increase in DTI ratio, rental income must be documented as required by Fannie Mae guidelines.
													XX/XX/XXXX: Not Cleared. The DTI now reflects 53% with the update mortgage statements for the refinance of the rental units. This exceeds the AUS approval of 37.41%. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared. The DTI now reflects 53% with the update mortgage statements for the refinance of the rental units. This exceeds the AUS approval of 37.41%. XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
BO2APYWIW02	MELLO_INV2_1381	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	BO2APYWIW02-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The loan file is missing the final 1003 with employment for co-borrower indicated correctly. The co-borrower is the actual owner of the S-Corp per the K1's and it should reflect this in his employment section of the 1003. The borrower is a W2 employee per the documentation in file and the 1003 should reflect that she works for co-borrowers business and is not the owner of the business.
												Response and documentation provided	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
BO2APYWIW02	MELLO_INV2_1381	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	BO2APYWIW02-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The income for the 1120S business is not currently added into the income due to the incomplete income documentation for the business. The loan file is missing the 2020 audited P & L as required by FNMA COVID guidelines. Per FNMA guides XX/XX/XXXX: an audited year-to-date profit and loss statement reporting business revenue for 2020, expenses, and net income up to and including the most recent month preceding the loan application date; or an unaudited year-to-date profit and loss statement for 2020 signed by the borrower reporting business revenue, expenses, and net income up to and including the most recent month preceding the loan application date, and three business depository account(s) statements no older than the latest three months represented on the year-to-date profit and loss statement. (lender letter LL-2021-03 - effective 6-11-2020) Without this income, the DTI is 38.7% and the AUS approval is for
25.559% DTI.
												Response and documentation provided	XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
BO2APYWIW02	MELLO_INV2_1381	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	BO2APYWIW02-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The income for the 1120S business is not currently added into the income due to the incomplete income documentation for the business. The loan file is missing the 2020 audited P & L as required by FNMA COVID guidelines. Per FNMA guides XX/XX/XXXX: an audited year-to-date profit and loss statement reporting business revenue for 2020, expenses, and net income up to and including the most recent month preceding the loan application date; or an unaudited year-to-date profit and loss statement for 2020 signed by the borrower reporting business revenue, expenses, and net income up to and including the most recent month preceding the loan application date, and three business depository account(s) statements no older than the latest three months represented on the year-to-date profit and loss statement.
												Response and documentation provided	XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	D	A	D	A	D	A	D	A	D	A
IWXQ3L1N3T3	MELLO_INV2_1358	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	IWXQ3L1N3T3-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.

XX/XX/XXXX: Not Cleared. The Key Dates received does not clarify what date the appraisal was sent to the client. The definitions to not reflect appraisal sent only "Documents have ben sent" without any specifics.
XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX Exception Resolved. Client provided 1004 Appraisal Log reflecting borrower was mailed the appraisal XX/XX/XXXX

XX/XX/XXXX: Not Cleared. The Key Dates received does not clarify what date the appraisal was sent to the client. The definitions to not reflect appraisal sent only "Documents have ben sent" without any specifics.
XX/XX/XXXX: Not Cleared. The key date document provided does not clarify the date and the documentation (appraisal) that was sent to the borrower.
XX/XX/XXXX Exception Resolved. Client provided 1004 Appraisal Log reflecting borrower was mailed the appraisal XX/XX/XXXX
															D	A	D	A	D	A	D	A	D	A
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MQ5WSKWEOJX-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	The mortgage payment history for the mortgage been paid off by the subject transaction was missing (Pg 356).
XX/XX/XXXX: Not Cleared. The subject property shows payoff to XXX, the mortgage on title is to XXX, neither reports a mortgage history for the subject on title. Per the AUS Credit and Liabilities section NA the mortgage with XXX was submitted as paid off and it is requiring evidence to support.
XX/XX/XXXX: Cleared. The statements received in file for the previous months payments show the subject of 2009-2011 XXX and are in the spouses name, which is why they are not reporting on her credit.

XX/XX/XXXX: Not Cleared. The subject property shows payoff to XXX, the mortgage on title is to XXX, neither reports a mortgage history for the subject on title. Per the AUS Credit and Liabilities section NA the mortgage with XXX was submitted as paid off and it is requiring evidence to support.
XX/XX/XXXX: Cleared. The statements received in file for the previous months payments show the subject of 2009-2011 XXX and are in the spouses name, which is why they are not reporting on her credit.
															B	A	B	A	B	A	B	A	B	A
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MQ5WSKWEOJX-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The mortgage payment history for the mortgage been paid off by the subject transaction was missing (Pg 356).
XX/XX/XXXX: Not Cleared. The subject property shows payoff to XXX, the mortgage on title is to XXX, neither reports a mortgage history for the subject on title. Per the AUS Credit and Liabilities section NA the mortgage with XXX was submitted as paid off and it is requiring evidence to support.
XX/XX/XXXX: Cleared. Mortgage statements in file from XXX for the subject 200-2011 XXX show payment history. Statements are in spouses name.

XX/XX/XXXX: Not Cleared. The subject property shows payoff to XXX, the mortgage on title is to XXX, neither reports a mortgage history for the subject on title. Per the AUS Credit and Liabilities section NA the mortgage with XXX was submitted as paid off and it is requiring evidence to support.
XX/XX/XXXX: Cleared. Mortgage statements in file from XXX for the subject 200-2011 XXX show payment history. Statements are in spouses name.
															D	A	D	A	D	A	D	A	D	A
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MQ5WSKWEOJX-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)	The appraisal documented the subject property as a 2-unit PUD property (Pg 379); however, the AUS was ran as a 1-unit single family property. This is an Investment property.
XX/XX/XXXX: Not Cleared: REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.

XX/XX/XXXX: Not Cleared. New AUS LP ran on XX/XX/XXXX after the closing. It acknowledges and approves the 2 units and higher DTI of 48%; however the credit risk decision is to be determined by the client as the AUS is after the loan closing of XX/XX/XXXX.

XX/XX/XXXX: Cleared.

XX/XX/XXXX: Not Cleared: REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.

XX/XX/XXXX: Not Cleared. New AUS LP ran on XX/XX/XXXX after the closing. It acknowledges and approves the 2 units and higher DTI of 48%; however the credit risk decision is to be determined by the client as the AUS is after the loan closing of XX/XX/XXXX.

XX/XX/XXXX: Cleared.
															C	A	C	A	C	A	C	A	C	A
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MQ5WSKWEOJX-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.

XX/XX/XXXX: Not Cleared: REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not Cleared: REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.
XX/XX/XXXX: Cleared
															C	A	C	A	C	A	C	A	C	A
MQ5WSKWEOJX	MELLO_INV2_1379	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	MQ5WSKWEOJX-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%.
XX/XX/XXXX: Not Cleared: REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.
XX/XX/XXXX: Cleared.

XX/XX/XXXX: Not Cleared: REO debt obligations were not properly included in the DTI at origination resulting in a higher review DTI of 47.809% from the origination 38.215%. Property type is still listed as a single unit. The property is 2 units.
XX/XX/XXXX: Cleared.
															C	A	C	A	C	A	C	A	C	A
NCV3V5MOQLK	MELLO_INV2_1363	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	NCV3V5MOQLK-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	Missing Borrower 2 VVOE within 10-business days of the Note date XX/XX/XXXX1 (Pg 2), the VOE/TWN in the file was datedXX/XX/XXXX (Pg 177). Loan closed XX/XX/XXXX		XX/XX/XXXX: Cleared	5-7-2021: Cleared	C	A	C	A	C	A	C	A	C	A
53JZONZKFNO	MELLO_INV2_1362	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	53JZONZKFNO-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued onXX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required. If transaction meets guidelines for business purposes, the violation may be cured by providing the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose.
												Tracking Disclosure Provided	XX/XX/XXXX: Cleared	6/17/21 Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	Missing credit report.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	Missing credit report. Missing income docs.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	Missing Closing Disclosure.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Missing assets.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-U1LRMV3I	Missing credit report	* Missing credit report (Lvl R)	Missing credit report.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Missing income docs.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The subject loan is an investment transaction and the file is missing the 1-4 Family Rider.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	Missing Title.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-NQ02EJ5Q	Mortgage Riders incomplete / inaccurate	* Mortgage Riders incomplete / inaccurate (Lvl R)	Missing Mortgage. Missing mortgage riders.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-IAW403JB	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	Missing final 1003.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	Missing credit report.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing credit report.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
DO3EKZN5EQU	MELLO_INV2_1376	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	DO3EKZN5EQU-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The appraisal and other documents stated the property's management group is a Homeowner's association, but no HOA questionaire or agency homeowner's questionaire was in the loan file.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)
The 1008 located on page 108 confirms the borrower has ownership of 4 properties. Rental income in the amount of $XXXwas used to qualify. Tax returns were used to confirm rental properties are free and clear. The file did not include tax returns or leases to offset the debt.

XX/XX/XXXX: Not Cleared The one lease received for the subject reflecting $XXX was already taken into consideration and the DTI was outside of guidelines. Nothing for the other properties was received to offset their expenses.
XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI.
XX/XX/XXXX: Cleared

XX/XX/XXXX: Not Cleared The one lease received for the subject reflecting $2,300 was already taken into consideration and the DTI was outside of guidelines. Nothing for the other properties was received to offset their expenses.
XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI.
XX/XX/XXXX: Cleared
															D	A	D	A	D	A	D	A	D	A
MMCOZD5MGV4	MELLO_INV2_1365	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	MMCOZD5MGV4-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the Transfer Tax on disclosure XX/XX/XXXX, and the increase to the that same fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $50.93 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
												Refund provided	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	C	B	C	B	C	B	C	B	C	B
MMCOZD5MGV4	MELLO_INV2_1365	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	MMCOZD5MGV4-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on PCCD XX/XX/XXXX was not accepted because the change occurred after consummation: Reinspection Fee. In addition, the addition of the transfer taxes on XX/XX/XXXX was not accepted because a valid reason was not provided. A cost to cure in the amount of $200.93 is required of which $135.08 was provided at closing. The reminding $65.85 is still required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increases. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation
												Refund provided	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	C	B	C	B	C	B	C	B	C	B
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The initial 1003 (page 96) and DU submission 9 (page 102) both indicate the borrower is obligated on a co-signed note, but that debt is not documented in file as required. A copy of the note and any other, applicable supporting documents, relative to this co-signed debt must be uploaded to the file documents.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final signed 1003 is not in file. This required document must be uploaded to the file documents.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)
The AUS located on page 61. item # 17 requires verifcation of the net rental income or loss from any properties (that are not the subject property) with either the borrower's most recent federal income tax return (Pages 1, 2 and Schedule E), or a copy of the current lease agreement. The loan file includes a rental income worksheet located on page 143 completed by the lender; however, a copy of the tax returns were not provided in the loan file.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
Maximum DTI ratio is 50% per Fannie Mae Guideline; B3-6-02, Debt-to-Income Ratios. DU submission 8 reflects DTI ratio of 6.77% and is obsolete. The DTI ratio for this review is 54.1% and DU must be updated and the findings rerun based on income and debt information from this review. A copy of the updated DU findings must be uploaded to the file documents.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
LI2EB1SA5NR	MELLO_INV2_1369	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	LI2EB1SA5NR-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
Maximum DTI ratio is 50% per Fannie Mae Guideline; B3-6-02, Debt-to-Income Ratios. DU submission 8 reflects DTI ratio of 6.77% and is obsolete. The DTI ratio for this review is 54.1% and DU must be updated and the findings rerun based on income and debt information from this review. A copy of the updated DU findings must be uploaded to the file documents.
DU submission 8 (page 60) requires the borrower's income to be documented using a pay stub and a W-2 from the prior year, or using a standard Verification of Employment (1005). None of these documents are in the file. Copies of these documents must be uploaded to the file documents.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
SPUYCNHWMRN	MELLO_INV2_1355	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	SPUYCNHWMRN-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The loan application reflects the borrowers primary property has a lien with XXX; however, the mortgage statement was not provided to confirm the payment was escrowed nor was taxes provide to confirm the full PITI payment. Additionally, the borrowers owned a rental property located at XXX. which is reflected as owned free and clear however, evidence of the taxes were not provided to confirm the required payment.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
WSL4ZS5BHOK	MELLO_INV2_1382	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	WSL4ZS5BHOK-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
Missing evidence that the report was provided timely: The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX: Cleared Received appraisal waiver from borrower.	XX/XX/XXXX: Cleared Received appraisal waiver from borrower.	D	A	D	A	D	A	D	A	D	A
3BHDPKKWMML	MELLO_INV2_1361	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	3BHDPKKWMML-DL3LKV6A	AUS: File does not contain all AUS Reports run	* AUS: File does not contain all AUS Reports run (Lvl R)	Lender Final Approval, page 536, indicates AUS Approve/Eligible, however, AUS not located in file.		XX/XX/XXXX: Not Cleared The AUS was not received. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not Cleared The AUS was not received. XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
3BHDPKKWMML	MELLO_INV2_1361	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	3BHDPKKWMML-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	1008 not located in file.		XX/XX/XXXX: Not Cleared. The Transmittal was not received. XX/XX/XXXX: cleared	XX/XX/XXXX: Not Cleared. The Transmittal was not received. XX/XX/XXXX: cleared	D	A	D	A	D	A	D	A	D	A
3BHDPKKWMML	MELLO_INV2_1361	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	3BHDPKKWMML-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)	Evidence of Appraisal delivery to borrower missing.
XX/XX/XXXX: Not Cleared. This was not received.
XX/XX/XXXX: Not Cleared. The Key Date document received does not clearly identify when the appraisal was sent out. it must show the date and the item (appraisal) sent to the borrower to meet this condition.
XX/XX/XXXX Exception Satisfied. Client provided 1004 Appraisal report reflecting borrower was emailed the appraisal 0XX/XX/XXXX

XX/XX/XXXX: Not Cleared. This was not received.
XX/XX/XXXX: Not Cleared. The Key Date document received does not clearly identify when the appraisal was sent out. it must show the date and the item (appraisal) sent to the borrower to meet this condition.
XX/XX/XXXX Exception Satisfied. Client provided 1004 Appraisal report reflecting borrower was emailed the appraisal 0XX/XX/XXXX
															C	A	C	A	C	A	C	A	C	A
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XRSNWNJ52PE-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)
The loan application reflects the borrower owns additional rental properties. The file included the mortgage statements which confirms the payments did not include escrows. The file did not include evidence of taxes and insurance for the additional rental properties. These documents are required in order to accurately calculate the DTI ratio, even if rental income is not being used for qualifying. Copies of these documents must be uploaded to the file documents.
												Requested documentation provided	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
EFLOYDP0PPT	MELLO_INV2_1380	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	EFLOYDP0PPT-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The closing disclosure located on page 433 is not executed by the borrower or stamped by the settlement agent.	lender provided documentation	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	Missing final 1003. Missing initial 1003.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-6HPPLAGC	Missing proof of hazard insurance	* Missing proof of hazard insurance (Lvl R)	Missing hazard dec page.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	Missing Mortgage. Missing mortgage riders.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-E510UMK1	Transmittal (1008) is Missing	* Transmittal (1008) is Missing (Lvl R)	Missing 1008.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	AXEAH3DZWNK-BGXHGJCO	Unable to verify PITI on other mortgage debt (ATR)	* Unable to verify PITI on other mortgage related obligations (ATR) (Lvl R)	Missing hazard dec page. Missing flood cert.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
AXEAH3DZWNK	MELLO_INV2_1354	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	AXEAH3DZWNK-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	Missing flood cert.	Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XRSNWNJ52PE-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
LPA AUS submission 9 (page 84) is obsolete. The income used to qualify is indicated to be $24,142.38, which is not supported based on documents in the file; even if documented/supported rental income is used to qualify. The findings must be rerun and the calculated DTI ratio for this review is 47.3%; > 3% increase compared to LPA submission 9; 37%. The updated AUS findings must be uploaded to the file documents.
												Client provided documentation	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
V1B05AXRDRQ	MELLO_INV2_1359	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	V1B05AXRDRQ-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
AUS pg 57, item E5 requires to verify $11,741.52 in reserves for the subject property that is an Investment Property. This amount includes 2 or 8 months' reserves, as applicable, for each other second home and/or Investment Property that is financed, and on which the borrower is obligated. Freddie Mac guidelines section 5501.3 (b), (II) indicates For refinance Mortgages, the cash-out proceeds from the subject cash-out refinance transaction and any cash back received on the subject "no cash-out" refinance transaction are not eligible sources of funds for reserves. The file did not include evidence of reserves. The borrower is short $11,741.52 in reserves.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
VIGWFQ1TGSV	MELLO_INV2_1374	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	VIGWFQ1TGSV-7A53YLIZ	File Does Not Support Data Submitted to DU	* Documentation Does Not Support (Lvl R)
LPA submission 9 (page 78) is obsolete and must be rerun. PLA qualifying income is $19,166.33 (page 77) but file only supports documented income of $16,615.26/month (page 139 and 142). The 1008 reflects ibase ncome for the borrower in the amount of $13,333.33 and the co borrower is $5,833.. The file contains a WVOE for both borrowers confirming monthly income of $10,781.92 for the bororwer and $5,833.34 for the co borrower, resulting in a DTI increase from 38% to 45.4%. A copy of the updated AUS findings must be uploaded to the file documents.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
VIGWFQ1TGSV	MELLO_INV2_1374	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	VIGWFQ1TGSV-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
The AUS and 1008 qualifying income is $19,166.33 (page 77) but file only supports documented income of $16,615.26/month (page 139 and 142). The 1008 reflects ibase ncome for the borrower in the amount of $13,333.33 and the co borrower is $5,833.. The file contains a WVOE for both borrowers confirming monthly income of $10,781.92 for the bororwer and $5,833.34 for the co borrower, resulting in a DTI increase from 38% to 45.4%. A copy of the updated AUS findings must be uploaded to the file documents.
													XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.	C	A	C	A	C	A	C	A	C	A
YODO00BJEZ2	MELLO_INV2_1371	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	YODO00BJEZ2-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
The AUS located on page 108, GT requires total funds to be verified are no less than $12,652.87. This amount includes required Borrower Funds ($1,731.37) and required reserves ($10,921.50). The file did not include asset documentation.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-M24IS310	DTI > 60%	* DTI > 60% (Lvl R)	DTI discrepancy is due to rental income calculation. There is no evidence in the file for rental income for any of the rental properties listed, including the subject property.		XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI.	XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI.	C	A	C	A	C	A	C	A	C	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-MSWDDK7Q	Income Worksheet	* Income Worksheet (Lvl R)
The 1008 located on page 108 confirms the borrower has ownership of 4 properties. Rental income in the amount of $XXXwas used to qualify. The file is missing the rental income worksheet to confirm how the renal income was calcualted.
													XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX Cleared	XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX Cleared	C	A	C	A	C	A	C	A	C	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	DTI discrepancy is due to rental income calculation. There is no evidence in the file for rental income for any of the rental properties listed, including the subject property.		XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX: CLeared	XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX: CLeared	C	A	C	A	C	A	C	A	C	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)
The 1008 located on page 108 confirms the borrower has ownership of 4 properties. Rental income in the amount of $XXX0was used to qualify. Tax returns were used to confirm rental properties are free and clear. The file did not include tax returns or leases to offset the debt, resulting in a DTI of 67.50%.
													XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-MP932IZT	Tax Returns	* Tax Returns (Lvl R)
The 1008 located on page 108 confirms the borrower has ownership of 4 properties. Rental income in the amount of $XXXwas used to qualify. Tax returns were used to confirm rental properties are free and clear. The file did not include tax returns or leases to offset the debt.
													XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX: Cleared	XX/XX/XXXX: Not cleared. Did not receive the tax returns from the previous tax year to support the rental income listed on the schedule of RE to offset the DTI. XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
1KWQ2B1ELWO	MELLO_INV2_1357	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	1KWQ2B1ELWO-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)
The AUS located on page 197, item GT requires total funds to be verified no less than $25,526.21. This amount includes required Borrower Funds. Additionally, item E5 requires verification of $22,538.80 in reserves for the subject property that is an Investment Property. The final closing disclosure located on page 56 reflects the borrower is required to bring $2,023.81 to closing plus the reserve requirement of $22,538.80 confirms a total of $24,562.61 was required to be documented and verified. The file included assets in the combined amount of $14,216 located on pages 463 and 471. Based on the documented assets, the file is short funds to be documented and verified is $10,346.61.
												Documentation received	XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
XSPTGBVT4E4	MELLO_INV2_1356	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XSPTGBVT4E4-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
The 1008 located on page 108 confirms the borrower has ownership of 4 properties. Rental income in the amount of $XXXwas used to qualify. Tax returns were used to confirm rental properties are free and clear. The file did not include tax returns or leases to offset the debt.
													XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
ZBC0CPWYSKH	MELLO_INV2_1385	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	ZBC0CPWYSKH-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The file contains the cash purchase HUD for property XXX; however, evidence of taxes and insurance was not provided to properly document the monthly debt.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
0VUBZRYGFWV	MELLO_INV2_1388	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	0VUBZRYGFWV-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Missing condo questionnaire or validation the loan is paying off a loan that was securities in part or whole by FHLMC as per guidelines, no condo questionnaire is required.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	D	A	D	A	D	A	D	A	D	A
ZJR3FLVZZJ1	MELLO_INV2_1387	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	ZJR3FLVZZJ1-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	The AUS located on page 191, CZ requires A 10-day pre-closing verification (10-day PCV) for both borrowers is required for each source of employment income used to qualify. The 10-day PCV must be dated no more than 10 Business Days prior to the Note Date or after the Note Date but prior to the Delivery Date. The file contains a written verifiication of employments dated XX/XX/XXXX and XX/XX/XXXX. The subject loan closed XX/XX/XXXX		XX/XX/XXXX: Not Cleared: The borrower works for Communications and Power, the VVOE received was from prior employer where he stopped working on XX/XX/XXXX. Need VOE for current employer at the time of closing. It must be within 10 business days of closing/delivery. The Co - borrower works at the XXX and a VVOE within 10 business days of closing/delivery was not received as required. This loan closed on XX/XX/XXXX. XX/XX/XXXX: Cleared - Received VOE's form current job dated XX/XXXX showing borrower was still employed at the time of closing with the employers listed.	XX/XX/XXXX: Not Cleared: The borrower works for Communications and Power, the VVOE received was from prior employer where he stopped working on XX/XX/XXXX. Need VOE for current employer at the time of closing. It must be within 10 business days of closing/delivery. The Co - borrower works at the XXX and a VVOE within 10 business days of closing/delivery was not received as required. This loan closed on XX/XX/XXXX. XX/XX/XXXX: Cleared - Received VOE's form current job dated XX/XXXX showing borrower was still employed at the time of closing with the employers listed.	C	A	C	A	C	A	C	A	3	A
SLL554VDMXY	MELLO_INV2_1389	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	SLL554VDMXY-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)
DTI variance is due to a miscalculation of the mortgage obligation for the primary residence. The original underwriter calculated the monthly payment at $1,550, but there is a mortgage statement in the file (Pg. 307) showing a monthly PITI of $2,059.62. This results in a DTI of 45.853% vs 40.152% that was approved on the AUS LP.
													XX/XX/XXXX: Cleared. First mortgage was refinanced received note with lower piti.	XX/XX/XXXX: Cleared. First mortgage was refinanced received note with lower piti.	C	A	C	A	C	A	C	A	C	A
ZBC0CPWYSKH	MELLO_INV2_1385	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	ZBC0CPWYSKH-NNN68MP3	No evidence of required debt payoff	* No evidence of required debt payoff (Lvl R)	Schedule E located on pages 313 reflects the borrower owns a property located in XXX, HI which is not reflected on the loan application. The file does not contain evidence the property was sold.		XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared	C	A	C	A	C	A	C	A	C	A
55RIRBSWL3S	MELLO_INV2_1366	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	55RIRBSWL3S-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $75 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
												Refund provided	Cleared	Cleared	C	B	C	B	C	B	C	B	C	B
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XRSNWNJ52PE-Y9IXM2SW	Underwriting	* Stress Test (Lvl R)
LPA AUS submission 9 (page 84) is obsolete. The income used to qualify is indicated to be $24,142.38, which is not supported based on documents in the file; even if documented/supported rental income is used to qualify. The findings must be rerun and the calculated DTI ratio for this review is 47.3%; > 3% increase compared to LPA submission 9; 37%. The updated AUS findings must be uploaded to the file documents.
												Client provided updated AUS	Cleared	Cleared	C	A	C	A	C	A	C	A	C	A
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Compliance		Active	2	XRSNWNJ52PE-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)
The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX. The CD shows $XXX whereas the LE shows $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation
													Cleared	Cleared	D	B	D	B	D	B	D	B	D	B
XRSNWNJ52PE	MELLO_INV2_1373	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	XRSNWNJ52PE-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The loan application reflects the borrower owns additional rental properties. The file included the mortgage statements which confirms the payments did not include escrows. The file did not include evidence of taxes and insurance for the additional rental properties. These documents are required in order to accurately calculate the DTI ratio, even if rental income is not being used for qualifying. Copies of these documents must be uploaded to the file documents.
												Documentation received	Exception Cleared	Exception Cleared	D	A	D	A	D	A	D	A	D	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Compliance		Active	2: Acceptable with Warnings	1NMBS5MZM15-GXOVNRMB	ComplianceEase RESPA Test Incomplete	* ComplianceEase RESPA Test Incomplete (Lvl 2)
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
												XX/XX/XXXX Lender provided Shipping label, copy of check to borrower, letter of explaination, post close CD.			B	B	B	B	B	B	B	B	B	B
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	1NMBS5MZM15-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on the last revised CD XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation
Check Package (LOE, refund check, mailing label, PCCD)
XX/XX/XXXX Not cleared. The COC provided does not list a valid reason for the increase to the appraisal fee. The COC provided has a change in product/program; however, this change does not affect the price of the appraisal. A cost to cure in the amount of $67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

XX/XX/XXXX Not cleared. A valid reason for the increase to the appraisal fee has not been provided. The COC provided list the reason "change in product/program"; however, this type of change does not affect the price of the appraisal. A cost to cure in the amount of $67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

XX/XX/XXXXCleared.

XX/XX/XXXX Not cleared. The COC provided does not list a valid reason for the increase to the appraisal fee. The COC provided has a change in product/program; however, this change does not affect the price of the appraisal. A cost to cure in the amount of $67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation

XX/XX/XXXX Not cleared. A valid reason for the increase to the appraisal fee has not been provided. The COC provided list the reason "change in product/program"; however, this type of change does not affect the price of the appraisal. A cost to cure in the amount of $67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

XX/XX/XXXXCleared.
															C	A	C	A	C	A	C	A	C	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	1NMBS5MZM15-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Review 39.650% DTI was higher than the 35.402% origination DTI due to lower Borrower 1 review income.
XX/XX/XXXX Lender response: The different in variance is that you are not using the full Sck K-1 orginary business income on Line 1. The XXX business was closed and custom changed name and re-opened under XXX.
													XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	C	A	C	A	C	A	C	A	C	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	1NMBS5MZM15-7SBDYUPN	Evidence of Appraisal delivery	* Evidence of Appraisal delivery (Lvl R)
The file did not contain evidence that showed the consumer received a copy of the appraisal report at least 3-business days prior to consummation. If the consumer waived rights, a copy still needs to be provided prior to or at consummation.
													XX/XX/XXXX : Cleared Appraisal waiver in file.	XX/XX/XXXX : Cleared Appraisal waiver in file.	C	A	C	A	C	A	C	A	A	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	1NMBS5MZM15-212UC3YR	Missing Appraisal	* Missing Appraisal (Lvl R)	The appraisal was missing , the AUS requires a full appraisal. (Pg 126).	Lender prvoided full appraisal	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	1NMBS5MZM15-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
Disclosure Tracking provided
XX/XX/XXXX  Not cleared. Nothing has been provided. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

XX/XX/XXXX Cleared

XX/XX/XXXX  Not cleared. Nothing has been provided. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation.

XX/XX/XXXX Cleared
															D	A	D	A	D	A	D	A	D	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	1NMBS5MZM15-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The initial and or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
												Initial LE provided	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Compliance		Resolved	Resolved	1NMBS5MZM15-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL. If transaction meets guidelines for business purposes, the affidavit of occupancy and the letter from the client stating the cash is to be used for business purpose may cure the violation
												SPL provided	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
1NMBS5MZM15	MELLO_INV2_1391	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	1NMBS5MZM15-H681KWJV	Right to receive copy of appraisal is Missing	* Right to receive copy of appraisal is Missing (Lvl R)	The Right to Receive a Copy of the Appraisal Disclosure was missing from the loan file.		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	C	A	C	A	C	A	C	A	C	A
V2PRGLHF4ZQ	MELLO_INV2_1383	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	V2PRGLHF4ZQ-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	A copy of the final signed 1003 is not included in the file documents. This is a required document and it must be uploaded to the file documents.	XX/XX/XXXX Lender provided signed application	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
V2PRGLHF4ZQ	MELLO_INV2_1383	XXXXXXXX	XXXXXXXX	Credit		Resolved	Resolved	V2PRGLHF4ZQ-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
The initial loan application reflects additional rental properties. and the full payments were included in the DTI. The file does not include tthe mortgage statements, evidence of taxes, insurance and if applicable, HOA statements.
												documentation received	XX/XX/XXXX Cleared	XX/XX/XXXX Cleared	D	A	D	A	D	A	D	A	D	A
V2PRGLHF4ZQ	MELLO_INV2_1383	XXXXXXXX	XXXXXXXX	Compliance		Active	2: Acceptable with Warnings	V2PRGLHF4ZQ-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued ON XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
															B	B	B	B	B	B	B	B	B	B
V2PRGLHF4ZQ	MELLO_INV2_1383	XXXXXXXX	XXXXXXXX	Valuation		Resolved	Resolved	V2PRGLHF4ZQ-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	Missing third party valuation product to support the appraisal value within 10% tolerance.	XX/XX/XXXX Received Clear Capital Desk Review with 0 variance.	XX/XX/XXXX Exception Resolved	XX/XX/XXXX Exception Resolved	D	A	D	A	D	A	D	A	D	A
NCQMRPKHX5Q	MELLO_INV2_1393	XXXXXXXX	XXXXXXXX	Compliance		Active	2: Acceptable with Warnings	NCQMRPKHX5Q-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXXwas provided more than 60 calendar days after the consummation date, 4/7/21. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
															B	B	B	B	B	B	B	B	B	B